SCHEDULE OF DISAGGREGATES THE COMPANY’S REVENUE BY TYPE OF CONTRACT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Total	$ 28,470	¥ 196,385	¥ 250,997	¥ 172,156
OEMODM [Member]
Total		¥ 196,385	¥ 250,997	¥ 172,156